Material accounting policies - new accounting standards (Details)	12 Months Ended
Dec. 31, 2023
Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
Material accounting policies
Standard/interpretation	Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
Effective Date	Jan. 01, 2024
Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
Material accounting policies
Standard/interpretation	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
Effective Date	Jan. 01, 2024
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
Material accounting policies
Standard/interpretation	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
Effective Date	Jan. 01, 2024
Lack of Exchangeability (Amendments to IAS 21)
Material accounting policies
Standard/interpretation	Lack of Exchangeability (Amendments to IAS 21)
Effective Date	Jan. 01, 2024